15 Investment Properties (Details 2) - Almacenes Exito S.A. [Member] R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about business combination [line items]
Lease Revenue	R$ 31
Operating expenses related to investment properties that generate revenues	(4)
Operating expenses related to investment properties that do not generate revenues	(12)
Net revenue generated by investment properties	R$ 15